Property and Equipment, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Property Plant And Equipment [Line Items]
Building and leasehold improvements	$ 1,236		$ 704
Furniture, fixture and office equipment	4,236		4,055
Machinery	6,843		6,735
Software	2,094	[1]	1,672	[1]
Total	14,409		13,166
Accumulated depreciation	(8,521)	[2]	(7,277)	[2]
Property and equipment, net	$ 5,888		$ 5,889		$ 4,845

[1]	Amounts shown as of December 31, 2013 are net of $0.2 million for software, which was impaired during the third quarter of 2013 due to a determination that it was no longer usable.
[2]	Amounts shown as of December 31, 2013 in accumulated depreciation are net of reversal of accumulated depreciation totaling $ 50,000 related to assets impaired during the third quarter of 2013 as mentioned above.